Licensing and Collaboration Agreement - YOFOTO (China) Health Industry Co. Ltd.	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about Licensing and Collaboration Agreement [Abstract]
Licensing and Collaboration Agreement - YOFOTO (China) Health Industry Co. Ltd. [Text Block]

7. Licensing and Collaboration Agreement - YOFOTO (China) Health Industry Co. Ltd.

On July 10, 2018, the Company signed a definitive Licensing and Collaborative Agreement with YOFOTO (China) Health Industry Co. Ltd. ("YOFOTO") to commercialize three of RepliCel's programs in Greater China subject to certain Canadian and Chinese approvals (the "Transaction").

The Transaction represents an investment in RepliCel by YOFOTO with milestone payments, minimum program funding commitments, and sales royalties in exchange for an exclusive 15-year license to three of RepliCel products for Greater China (Mainland China, Hong Kong, Macau and Taiwan) (the "Territory").

As part of the transaction, YOFOTO invested CDN $5,090,005 in a private placement of RepliCel common shares at CDN $0.95 per share that included 20% warrant coverage with each warrant exercisable at CDN $0.95 per share for a period of two years. The warrants have not yet been exercised (Note 13).

The transaction structure also included milestone payments (of up to CDN $4,750,000), sales royalties, and a commitment by YOFOTO to spend a minimum of CDN $7,000,000 on the RepliCel programs and associated cell processing manufacturing facility over the five-year period commencing on July 10, 2018 in Greater China pursuant to a License and Collaboration Agreement. The License and Collaboration Agreement contains a provision permitting YOFOTO to put up to 2/3 of the shares issued in YOFOTO's initial investment back to the Company under certain conditions until January, 2027.

As part of the Transaction, the Company granted YOFOTO certain financing participation rights along with a board seat nomination. Upon YOFOTO meeting certain defined conditions, relevant Chinese patents, once issued in China, will be assigned to a YOFOTO-owned Canadian subsidiary, with detailed assignment reversion rights upon failure to meet defined targets. At the date of these financial statements, no such Chinese patents have been assigned to YOFOTO.

On October 9, 2018, the $5,090,005 private placement was closed and the Company issued YOFOTO 5,357,900 RepliCel common shares which represented 19.9% of RepliCel's then-issued common shares. In association with the YOFOTO deal, the Company agreed to pay a finders/success fee of ten percent (10%) of any upfront fees received by the Company and consequently, a fee of $509,001 was paid in this respect. In addition, the Company will be paying a success fee of five percent (5%) of any milestone fees and royalty fees received by the Company as a result of this License Agreement.

Contract Asset

The finders/success fee paid in connection with the YOFOTO Licensing and Collaboration Agreement of $509,001 was incurred to secure the YOFOTO License and Collaboration Agreement as well as to close the related private placement. Consequently, the $509,001 finders/success fee was accounted for as a contract asset, a share issuance cost and a cost incurred in connection with the put obligation.

The $509,001 fee was allocated between contract costs, share issuance costs and as an offset to the fair value of the related warrants and as an offset to the fair value of the put liability. The finders/success fee was allocated based on the relative fair values of these four items. The contract asset is being amortized over the same period of time that the Company recognizes the upfront license revenue.

Contract liability

The proceeds of $5,090,005 from the placement was allocated based on the fair values of:

  the common shares that were not subject to the put - $715,280 ($794,755 less costs of $79,476);
  the 1,071,580 warrants issued - $161,684 ($179,649 less costs of $17,965); and
  the put liability - $520,426 ($578,251 less costs of $57,825).

The remaining $3,537,350 was allocated to Contract Liability to be recognized as License Fee revenue over a period of 10 years from the commencement date of the Agreement.

Put liability

Under the Agreement, YOFOTO has the right to put back all of the common shares acquired in the event that it is unable to complete human clinical trials for the licensed technologies for reasons that are outside of YOFOTO's controls on or before 8.5 years from the date of the Agreement. Although the put option can be exercised independently for each of the three licensed technologies at a rate of 1/3 per licensed technology (RCT-01, RCS-01 and RCI-02), the terms of the Agreement provide that only 2/3s of the shares can be put back to RepliCel under conditions that RepliCel does not control. As this represents an obligation to transfer cash under circumstances that are not within RepliCel's own control, the put option in connection with 2/3s of the shares issued under the Agreement is recognized as a liability.

The Company has recorded a put liability based on management's estimate of its fair value. The fair value of this put liability was determined by calculating the present value of $3,393,337 repayable in 8.5 years discounted at 23%. $3,393,337 is 2/3s of the private placement proceeds that are subject to the put liability. After its initial recording at $520,426, the put liability is subsequently accreted up to the full face value at the end of the term of the agreement. Accretion expense on put liability at December 31, 2022 amounts to $256,185 (December 31, 2021 - $219,236)